REVENUES FROM EXTERNAL CUSTOMERS - Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenues	$ 543	$ 461	$ 446
Individual Variable Annuity Products
Disaggregation of Revenue [Line Items]
Total revenues	15	5	3
Individual Variable Annuity Products | Premiums
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Individual Variable Annuity Products | Fees
Disaggregation of Revenue [Line Items]
Total revenues	13	2	0
Individual Variable Annuity Products | Others
Disaggregation of Revenue [Line Items]
Total revenues	2	3	3
Life Insurance Products
Disaggregation of Revenue [Line Items]
Total revenues	344	312	287
Life Insurance Products | Premiums
Disaggregation of Revenue [Line Items]
Total revenues	0	0	1
Life Insurance Products | Fees
Disaggregation of Revenue [Line Items]
Total revenues	343	310	284
Life Insurance Products | Others
Disaggregation of Revenue [Line Items]
Total revenues	1	2	2
Employee Benefit Products
Disaggregation of Revenue [Line Items]
Total revenues	224	157	105
Employee Benefit Products | Premiums
Disaggregation of Revenue [Line Items]
Total revenues	223	157	105
Employee Benefit Products | Fees
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0
Employee Benefit Products | Others
Disaggregation of Revenue [Line Items]
Total revenues	$ 1	$ 0	$ 0